Summary of Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Inventories	As of March 31, 2024 and September 30, 2023, inventories consisted of the following:
	March 31, 2024	September 30, 2023
Raw materials	$119,535	$153,851
Finished goods	314,676	-
Inventories	$434,211	$153,851

Schedule of Property and Equipment Useful Life	Property and equipment are recorded at cost less accumulated depreciation. Depreciation is provided in the amounts sufficient to depreciate the cost of the related assets over their useful lives using the straight-line method, as follows:
Useful life
Office Equipment	3-5 years
Leasehold Improvement	3-5 years

Schedule of Disaggregation of Revenue	For the six months ended March 31, 2024 and 2023, the disaggregation of revenue by major revenue stream and time of the revenue recognition is as follows:
	For the six months ended March 31,
	2024	2023
Category of Revenue:
Tutorial services	$3,428,931	$3,017,545
E-commerce services	4,458	-
Logistic, consulting services and others	274,547	509,053
Total	$3,707,936	$3,526,598
	For the six months ended March 31,
	2024	2023
Timing of Revenue Recognition:
Services transferred over time	$3,486,635	$3,317,594
Goods transferred at a point in time	221,301	209,004
Total	$3,707,936	$3,526,598

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:
	For the six months ended March 31, 2024	For the six months ended March 31, 2023	September 30, 2023
Balance sheet items, except for equity accounts	US$1=RMB7.2203	US$1=RMB6.8676	US$1=RMB7.2960
Items in the statements of income and cash flows	US$1=RMB7.2064	US$1=RMB6.9761	US$1=RMB7.0533